Supplementary Financial Statements Information (Details) - Schedule of other current assets - Other Current Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statements Information (Details) - Schedule of other current assets [Line Items]
Prepaid expenses	$ 1,715	$ 1,300
Advance to suppliers	4,027	230
Deposit	1,335
Business advance to employee	1,444
Other receivables	1,033	226
Total other current assets	$ 9,554	$ 1,756